Insurance (Incurred Claims by Accident Year) (Details) $ in Millions	12 Months Ended
Oct. 31, 2024 CAD ($)
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net undiscounted provision for unpaid claims	$ 5,606
Effect of discounting	(534)
Effect of risk adjustment for non-financial risk	184
Net liabilities for incurred claims	5,256
Insurance liabilities for incurred claims	6,210
Reinsurance assets for incurred claims	(954)
2015 And Prior [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	6,353
Current estimates of cumulative net claims	5,035
Cumulative net claims paid to date	(4,894)
Net undiscounted provision for unpaid claims	141
2015 And Prior [Member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	6,104
2015 And Prior [Member] | Later than Two Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,802
2015 And Prior [Member] | Later than three years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,553
2015 And Prior [Member] | Later than four year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,279
2015 And Prior [Member] | Over 5 years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,137
2015 And Prior [Member] | Later Than Six Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,115
2015 And Prior [Member] | Later Than Seven Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,069
2015 And Prior [Member] | Later Than Eight Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,044
2015 And Prior [Member] | Later Than Nine Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,035
2016 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,438
Current estimates of cumulative net claims	2,129
Cumulative net claims paid to date	(2,062)
Net undiscounted provision for unpaid claims	67
2016 [member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,421
2016 [member] | Later than Two Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,334
2016 [member] | Later than three years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,264
2016 [member] | Later than four year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,200
2016 [member] | Over 5 years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,159
2016 [member] | Later Than Six Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,143
2016 [member] | Later Than Seven Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,134
2016 [member] | Later Than Eight Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,129
2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,425
Current estimates of cumulative net claims	2,078
Cumulative net claims paid to date	(2,004)
Net undiscounted provision for unpaid claims	74
2017 [member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,307
2017 [member] | Later than Two Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,258
2017 [member] | Later than three years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,201
2017 [member] | Later than four year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,151
2017 [member] | Over 5 years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,108
2017 [member] | Later Than Six Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,086
2017 [member] | Later Than Seven Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,078
2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,631
Current estimates of cumulative net claims	2,396
Cumulative net claims paid to date	(2,260)
Net undiscounted provision for unpaid claims	136
2018 [member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,615
2018 [member] | Later than Two Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,573
2018 [member] | Later than three years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,522
2018 [member] | Later than four year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,465
2018 [member] | Over 5 years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,408
2018 [member] | Later Than Six Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,396
2019 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,727
Current estimates of cumulative net claims	2,474
Cumulative net claims paid to date	(2,255)
Net undiscounted provision for unpaid claims	219
2019 [member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,684
2019 [member] | Later than Two Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,654
2019 [member] | Later than three years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,575
2019 [member] | Later than four year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,489
2019 [member] | Over 5 years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,474
2020 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,646
Current estimates of cumulative net claims	2,230
Cumulative net claims paid to date	(1,975)
Net undiscounted provision for unpaid claims	255
2020 [member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,499
2020 [member] | Later than Two Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,412
2020 [member] | Later than three years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,278
2020 [member] | Later than four year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,230
2021 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,529
Current estimates of cumulative net claims	2,225
Cumulative net claims paid to date	(1,856)
Net undiscounted provision for unpaid claims	369
2021 [member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,367
2021 [member] | Later than Two Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,278
2021 [member] | Later than three years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,225
2022 [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	3,242
Current estimates of cumulative net claims	3,167
Cumulative net claims paid to date	(2,490)
Net undiscounted provision for unpaid claims	677
2022 [Member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	3,182
2022 [Member] | Later than Two Years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	3,167
2023 [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	3,830
Current estimates of cumulative net claims	4,039
Cumulative net claims paid to date	(2,716)
Net undiscounted provision for unpaid claims	1,323
2023 [Member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	4,039
2024 [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	4,478
Current estimates of cumulative net claims	4,478
Cumulative net claims paid to date	(2,133)
Net undiscounted provision for unpaid claims	$ 2,345